Non-Controlling Interests	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Non-Controlling Interests
(15)	NON-CONTROLLING INTERESTS
(a)	Redeemable non-controlling interests

In February 2017, two third-party investors (“the investors”) acquired 20% of the equity interest of Muhua Shangce at a consideration of RMB 34,000,000. The investors have the right to ask Muhua Shangce to purchase back part or all of the equity interest if Muhua Shangce does not achieve a qualified IPO within 6 years, as defined by the investment agreement, at the redemption price of RMB 34,000,000 plus 8% of interest for the period from February 2017 to the date of redemption. The redeemable non-controlling interest was recorded outside permanent equity as mezzanine equity- redeemable non-controlling interests in the consolidated balance sheets and initially recorded at the carrying value of RMB 34,000,000. The amount presented in redeemable non-controlling interest should be the greater of the non-controlling interest balance after attribution of net income or loss of the subsidiary and related dividends to the non-controlling interest or the amount of redemption value.

On September 26, 2019, Muhua Shangce entered into a new financing agreement with its redeemable non-controlling interests holder, Muhua Investment, and received cash of RMB 5,000,000 on September 29, 2019. After Muhua Shangce’s new financing, ACG’s equity shares decreased from 56% to 54.6% and ACG still has control of Muhua Shangce.

The investor who made this new investment, has the right to ask Muhua Shangce to purchase back up to 50% of the new equity interests if Muhua Shangce does not achieve a qualified IPO within 5 years, as defined by the investment agreement, at the redemption price of RMB 2,500,000 plus 8% of interest for the period from September 2019 to the date of redemption. The redeemable non-controlling interest was recorded outside permanent equity as mezzanine equity- redeemable non-controlling interests in the consolidated balance sheets and initially recorded at the carrying value of RMB 2,500,000. The amount presented in redeemable non-controlling interest should be the greater of the non-controlling interest balance after attribution of net income or loss of the subsidiary and related dividends to the non-controlling interest or the amount of redemption value.

RMB
Balance as of December 31, 2017	36,304,276
Less: Comprehensive loss	(3,181,199)
Accretion of redeemable non-controlling interests	6,085,542
Balance as of December 31, 2018	39,208,619
Add: Capital contribution	2,500,000
Less: Comprehensive loss	(2,820,682)
Accretion of redeemable non-controlling interests	6,008,491
Balance as of December 31, 2019	44,896,428
Less: Comprehensive loss	(2,582,632)
Accretion of redeemable non-controlling interests	6,184,572
Balance as of December 31, 2020	48,498,368

(b)	Non-redeemable non-controlling interests

On October 26, 2018, Board of Directors approved that 24% of the equity shares of Muhua Shangce was transferred to a limited partnership named Ningbo Meishan Bonded Port Area Zunming Investment Management Center (Limited Partnership) (“Limited Partnership”) from ATA Education at a consideration of RMB 1,500,000. The consideration has been fully paid to ATA Education by the Limited Partnership on December 26, 2018.

As a result of the new investment made in 2019 to Muhua Shangce as stated above, 50% of the new investment, amounting to RMB 2,500,000, which does not represent redeemable non-controlling interests, was recorded under non-redeemable non-controlling interests.